U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1        Name and Address of Issuer:
         Principal Life Insurance Company Variable Life Separate Account
         The Principal Financial Group
         Des Moines, IA  50392-2080

2        The name of each series or class of securities for which this
         Form is filed (If the Form is being filed for all series and classes of securities of the issues, check the box but do not list series or classes):
         -----------------------
                   X
         -----------------------

3        Investment Company Act File Number:                     811-05118
         Securities Act File Number:                             33-13481, 333-00101, 333-71521, 333-115269
                                                                 333-65690, 333-100838, 333-89446, 333-81714
4 a      Last day of fiscal year for which this notice if filed:
         December 31, 2004

4 b      Check this box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)
         -----------------------
                  N/A
         -----------------------
         Note: If the Form is being filed late, interest must be paid on the registration fee due.

4 c      Check box if this is the last time the issuer will be filing this Form.
         -----------------------
                  N/A
         -----------------------

5        Calculation of registration fee:
         (i)   Aggregate sale price of securities sold during the   33-13481                   5,677,047
               fiscal year in reliance on rule 24f-2:              333-00101                 353,424,916
                                                                   333-71521                  16,633,255
                                                                   333-65690                  31,800,002
                                                                  333-100838                  42,621,098
                                                                  333-115269                   2,384,561
                                                                   333-89446                  22,877,628
                                                                   333-81714                  93,246,758
                                                                                 ------------------------
                                                                                             568,665,265
         (ii)  Aggregate price of shares redeemed       33-13481                  5,405,041
               or repurchased during the fiscal year:  333-00101                312,370,480
                                                       333-71521                 11,314,653
                                                       333-65690                 15,742,747
                                                      333-100838                 21,297,271
                                                      333-115269                    623,454
                                                       333-89446                 10,542,619
                                                       333-81714                 57,607,128
                                                                      ----------------------
                                                                                434,903,393
         (iii) Aggregate price of shares redeemed or
               repurchased during any prior fiscal
               year ending no earlier than October 11,
               1995 that were not previously used to
               reduce registration fees
               payable to the Commission:                           0

         (iv) Total available redemption credits
               [Add items 5(ii) and 5(iii)]:                                          434,903,393

         (v)   Net Sales - If Item 5(i) is greater than Item 5(iv)
               [subtract Item 5(iv) from Item 5(i)]:                                  133,761,872


  ------------------------------------------------------------------------
         (vi)  Redemption credits available for use in
               future years -- if Item 5(i) is less
               than Item 5(iv) [subtract Item
               5(iv) from Item 5(i)]" N/A

  ------------------------------------------------------------------------

         (vii) Multiplier for determining registration fee (See
                                Instruction c.9):                                                        0.0001177

         (viii) Registration fee due [Multiply Item 5(v) by Item
                                5(vii)] (enter "0" if no fee is due):                                    15,743.77
                                                                                           ========================

6        Prepaid Shares
         If the response to Item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescisision of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here: ____________.  If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:  ____________.

7        Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year
         (see Instruction D):
                                                                                             +                         0
                                                                                                 ------------------------

8        Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:

                                                                                                               15,743.77
                                                                                                 ========================

9 Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

         -----------------------
                03/29/05
         -----------------------

         Method of Delivery:
         -----------------------
                   X            Wire Transfer
         -----------------------
         -----------------------
                  N/A           Mail or other means
         -----------------------

         THE 24F-2 FEE IS PAID BY 33-13481.


            Signature

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated:


         Principal Life Insurance Company Variable Life Separate Account

         By    /s/ Joyce N. Hoffman
              ------------------------------------
              Joyce N. Hoffman
              Senior Vice President and Corporate Secretary


         Date:30th day of March, 2005